Long-term Debt (Tables) - OneMain Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of carrying value and fair value of long-term debt by type

Carrying value and fair value of long-term debt by type were as follows:

	December 31, 2015		December 31, 2014
(dollars in millions)	Carrying Value	Fair Value	Carrying Value *	Fair Value

Senior debt	$17,128	$17,371	$8,184	$8,920
Junior subordinated debt	172	245	172	262
Total	$17,300	$17,616	$8,356	$9,182

*	As a result of our early adoption of ASU 2015-03, we reclassified $29 million of debt issuance costs from other assets to long-term debt - senior debt as of December 31, 2014.

Schedule of weighted average interest rates on long-term debt by type

Weighted average effective interest rates on long-term debt by type were as follows:

	Years Ended December 31,			At December 31,
	2015	2014	2013	2015	2014

Senior debt	6.56%	6.84%	6.75%	5.32%	7.16%
Junior subordinated debt	12.26	12.26	12.26	12.26	12.26
Total	6.65	6.93	6.82	5.39	7.26

Schedule of principal maturities of long-term debt by type of debt

Principal maturities of long-term debt (excluding projected repayments on securitizations and revolving conduit facilities by period) by type of debt at September 30, 2016 were as follows:

	Senior Debt
(dollars in millions)	Securitizations	Medium Term Notes	Junior Subordinated Debt	Total

Interest rates (a)	2.04% - 6.94%	5.25% - 8.25%	6.00%

Fourth quarter 2016	$—	$—	$—	$—
First quarter 2017	—	—	—	—
Second quarter 2017	—	—	—	—
Third quarter 2017	—	257	—	257
Fourth quarter 2017	—	1,032	—	1,032
2018	—	—	—	—
2019	—	1,400	—	1,400
2020	—	1,300	—	1,300
2021-2067	—	1,750	350	2,100
Securitizations (b)	8,303	—	—	8,303
Total principal maturities	$8,303	$5,739	$350	$14,392

Total carrying amount	$8,287	$5,535	$172	$13,994
Debt issuance costs (c)	$(19)	$(16)	$—	$(35)

(a)	The interest rates shown are the range of contractual rates in effect at September 30, 2016.

(b)	Securitizations are not included in above maturities by period due to their variable monthly repayments. At September 30, 2016, there were no amounts drawn under our revolving conduit facilities. See Note 10 for further information on our long-term debt associated with securitizations and revolving conduit facilities.

(c)	Debt issuance costs are reported as a direct deduction from long-term debt, with the exception of debt issuance costs associated with our revolving conduit facilities, which totaled $14 million at September 30, 2016 and are reported in other assets.

Principal maturities of long-term debt (excluding projected repayments on securitizations and revolving conduit facilities by period) by type of debt at December 31, 2015 were as follows:

	Senior Debt
(dollars in millions)	Securitizations	Revolving Conduit Facilities	Medium Term Notes	Junior Subordinated Debt	Total

Interest rates (a)	2.41% - 6.94%	1.65% - 3.65%	5.25% - 8.25%	6.00%

First quarter 2016	$—	$—	$—	$—	$—
Second quarter 2016	—	—	—	—	—
Third quarter 2016	—	—	375	—	375
Fourth quarter 2016	—	—	—	—	—
2016	—	—	375	—	375
2017	—	—	1,903	—	1,903
2018	—	—	—	—	—
2019	—	—	1,400	—	1,400
2020	—	—	300	—	300
2021-2067	—	—	1,750	350	2,100
Securitizations (b)	9,040	—	—	—	9,040
Revolving conduit facilities (b)	—	2,620	—	—	2,620
Total principal maturities	$9,040	$2,620	$5,728	$350	$17,738

Total carrying amount (c)	$9,034	$2,620	$5,474	$172	$17,300
Debt issuance costs (d)	$(16)	$—	$(14)	$—	$(30)

(a)	The interest rates shown are the range of contractual rates in effect at December 31, 2015.

(b)	Securitizations and borrowing under revolving conduit facilities are not included in above maturities by period due to their variable monthly repayments. See Note 13 for further information on our long-term debt associated with securitizations and revolving conduit facilities.

(c)	The net carrying amount of our long-term debt associated with certain securitizations that were either (i) issued at a premium or discount or (ii) revalued at a premium or discount based on its fair value at the time of the OneMain Acquisition or the Fortress Acquisition or (iii) recorded at fair value on a recurring basis in circumstances when the embedded derivative within the securitization structure cannot be separately accounted for at fair value.

(d)	As a result of our early adoption of ASU 2015-03 in June of 2015, we report debt issuance costs as a direct deduction from long-term debt, with the exception of debt issuance costs associated with our revolving conduit facilities, which we continue to report in other assets.